LEASES (Schedule of Maturities of Lease Liabilities) (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
2022	$ 1,009,668	$ 2,073,241
2023	1,954,903	1,954,903
2024	1,824,908	1,824,908
2025	1,232,060	1,232,060
2026	940,982	940,989
Thereafter
Total lease payments	6,962,521	8,026,101
Less: Imputed interest	(1,042,661)	(1,293,099)
Present value of lease liabilities	$ 5,919,860	$ 6,733,002	$ 7,756,048